Current financial assets and Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Statement [Line Items]
Summary of Current Financial Assets and Cash and Cash Equivalents

As of December 31, 2021	Carrying amount	Unrealized Gains/(Losses)	Estimated fair value

	$ in thousands
Current financial assets	499	—	499
Cash and cash equivalents	185,636	—	185,636

Current financial assets and cash and cash equivalents	186,135	—	186,135

As of December 31, 2022	Carrying amount	Unrealized Gains/(Losses)	Estimated fair value

	$ in thousands
Current financial assets	7,907	—	7,907
Cash and cash equivalents	89,789	—	89,789

Current financial assets and cash and cash equivalents	97,697	—	97,697

Summary of main inputs for the valuation
Details of Cash and Cash Equivalents
Details of cash and cash equivalents

	As of December 31,	As of December 31,
	2021	2022

	$ in thousands
Cash and bank accounts	137,725	65,012
Money market funds	13,933	13,578
Fixed bank deposits	33,978	11,200

Total cash and cash equivalents	185,636	89,789

Cytovia Therapeutics, Inc. [Member]
Statement [Line Items]
Summary of sensitivity of the instrument	Sensitivity of the convertible note with regards to Cytovia default probability:

Note value ($)
Default probability 100%	1,857,325
Default probability 95%	7,907,331
Default probability 90%	9,726,000

IPO [Member]
Statement [Line Items]
Summary of sensitivity of the instrument	Sensitivity of the convertible note with regards to IPO probability:

Note value ($)
IPO probability 5%	7,175,623
IPO probability 10%	7,907,331
IPO probability 15%	8,639,039

Convertible Note [Member]
Statement [Line Items]
Summary of main inputs for the valuation
The main

inputs for the December
31
,
2022
, valuation are as follows:

Date	December 31, 2022
Scenario	Conversion at maturity on June 30, 2023 (90%) Conversion upon IPO before April 30, 2023 (10%)
Risk free rate	Reuters USD 3 months curves
Stock volatility	73.6% (common shares)
Default probability (1Y)	95%
Recovery rate	0%
Estimated enterprise value (M$)	110.9